ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

(8)     ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31, 2017	December 31, 2018
	RMB	RMB
Accrued payroll and welfare	7,932,653	8,934,828
Payables of test monitoring fees	2,452,035	2,432,153
Other current liabilities	17,633,833	6,744,958
Total accrued expenses and other payables	28,018,521	18,111,939

Other current liabilities as of December 31, 2018 mainly include lessees’ rental deposits, accrued traveling, meeting and other operating expenses. Other current liabilities as of December 31, 2017 primarily include accrued professional service fees.